Summary of Significant Accounting Policies (Tables)	2 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Schedule of basic and diluted loss per common share
For the Period From July 28, 2020 (inception) through September 30, 2020
Net loss	$(63,748)
Less: Income attributable to Class A ordinary shares subject to possible redemption	-
Adjusted net loss	$(63,748)
Weighted average Class A and Class B ordinary shares outstanding, basic and diluted	7,066,920
Basic and diluted net loss per ordinary share	$(0.01)